Property And Equipment (Tables)	6 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	March 31, 2015	September 30, 2014	September 30, 2013

Building and Improvements	$-	$70,665	$-
Plant Equipment	3,724	19,133	-
Computer Equipment	-	6,274	3,990
Office equipment		504
Motor Vehicle	42,985	-	-
	46,709	96,576	3,990
Less accumulated depreciation	-	(16,982)	(3,990)
	$46,709	$79,594		$-